Stock-Based Awards - RSU Activity (Details) - RSUs issued and expected to vest	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of Shares
Unvested restricted stock units, beginning balance (in shares) | shares	0
Unvested restricted stock units, Granted (in shares) | shares	732,000
Unvested restricted stock units, Vested (in shares) | shares	(284,400)
Unvested restricted stock units, Forfeited (in shares) | shares	(61,620)
Unvested restricted stock units, ending balance (in shares) | shares	385,980
Weighted Average Grant-Date Fair Value
Weighted Average Grant-Date Fair Value, beginning balance (in dollars per share) | $ / shares	$ 0
Weighted Average Grant-Date Fair Value, Granted (in dollars per share) | $ / shares	3.64
Weighted Average Grant-Date Fair Value, Vested (in dollars per share) | $ / shares	3.64
Weighted Average Grant-Date Fair Value, Forfeited (in dollars per share) | $ / shares	3.64
Weighted Average Grant-Date Fair Value, ending balance (in dollars per share) | $ / shares	$ 3.64